FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Liquidity risk (Details) - Liquidity risk - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	$ 70,548,346	$ 44,154,258	$ 64,211,250
3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	128,555,507	103,374,010	64,566,807
Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	100,872,899	102,720,186	87,776,524
Trade and other payables | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	57,094,063	17,379,825	28,150,681
Trade and other payables | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	71,093,030	44,023,803	29,130,428
Trade and other payables | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		9,266	463,568
Borrowings. | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	13,087,870	26,399,791	35,863,852
Borrowings. | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	56,356,858	57,195,372	34,810,916
Borrowings. | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	77,961,511	53,290,976	43,799,397
Convertible notes | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	12,559,071	48,664,012	43,029,834
Leasing liabilities | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	366,413	374,642	196,717
Leasing liabilities | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	1,105,619	2,154,835	625,463
Leasing liabilities | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	$ 10,352,317	$ 755,932	$ 483,725